Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following at year end:

	2023	2022
Prepaid taxes	$54,802	$64,593
Prepaid expenses	41,020	36,004
Promotion items and related advances	21,963	17,962
Others	1,197	1,436
	$118,982	$119,995